Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 13,776	$ 13,330
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	359	380
Past service costs	(13)	(2)
Gains and losses on settlements	13
Net interest expense	8	42
Administrative expense	15	14
Defined benefit pension expense	382	434
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	185	168
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	567	602
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	34	40
Past service costs	(25)
Net interest expense	66	68
Remeasurements of other long term benefits	(4)	(2)
Defined benefit pension expense	71	106
Total pension and other post-employment benefit expense	$ 71	$ 106